                             NATIONWIDE MUTUAL FUNDS
                           Nationwide Bond Index Fund
                       Nationwide International Index Fund
                      Nationwide Mid Cap Market Index Fund
                          Nationwide S&P 500 Index Fund
                         Nationwide Small Cap Index Fund

                          Supplement Dated June 5, 2008
       to the Prospectus Dated February 28, 2008 (as revised May 5, 2008)

     Capitalized  terms and certain other terms used in this supplement,  unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

     1.   On page 19 of the  Prospectus,  Average  Annual  Total  Returns  as of
          December 31, 2007 for Class R shares - Before Taxes of the  Nationwide
          S&P 500 Index Fund is restated as follows:

 --------------------------------- ------  ----------------  -------------------
                                   1 Year      5 Years          Since Inception
                                                              (July 24, 1998)
 --------------------------------- ------  ----------------  -------------------

  Class R shares - Before Taxes(5)  4.78%      12.23%               3.87%
 --------------------------------- ------ ----------------   -------------------

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE

PS-IDX-1  6/08